Revenue - Summary of revenue in categories (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue [abstract]
Contracts for hardware and packaged software deployments	¥ 1,098,058	¥ 1,116,887	¥ 1,154,577
Contracts for services to customers (including maintenance and outsourcing)	1,024,997	952,831	1,014,722
Contracts for system integrations and equipment constructions	972,179	843,728	675,148
Total	¥ 3,095,234	¥ 2,913,446	¥ 2,844,447